UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED  MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:   3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares			Value
		MUTUAL FUNDS - 81.9%
		DEBT FUNDS - 81.9%
2,453,192		BlackRock High Yield Portfolio - Institutional Class	$ 20,459,623
2,754,444		Columbia High Yield Bond Fund - Class Z	8,318,421
1,106,098		DWS High Income Fund - Institutional Class	5,585,793
356,089		Hartford High Yield Fund - Class I	2,784,617
1,231,156		Invesco High Yield Fund - Class Y	5,614,070
3,175,659		Ivy High Income Fund - Class I	27,787,015
600,718		Janus High-Yield Fund - Class I	5,622,719
1,046,467		Lord Abbett High Yield Fund - Class I	8,319,411
761,665		MainStay High Yield Corporate Bond Fund - Class I	4,661,391
266,855		Metropolitan West High Yield Bond Fund - Class I	2,767,288
876,434		Neuberger Berman High Income Bond Fund - Institutional Class	8,326,121
836,927		Northeast Investors Trust - Retail Class	5,515,349
594,132		Nuveen High Income Bond Fund - Class I	5,454,131
2,421,705		Oppenheimer Senior Floating Rate Fund - Class I	20,342,323
2,849,066		PIMCO High Yield Fund - Institutional Class	27,721,415
711,096		Principal High Yield Fund - Insitutional Class	5,567,884
1,471,507		Prudential High Yield Fund - Class Z	8,564,170
301,506		Prudential Short Duration High Yield Income Fund	2,978,880
876,176		RidgeWorth High Income Fund - Class I	6,361,034
2,237,011		RidgeWorth Seix Floating Rate High Income Fund - Class I	20,267,323
1,019,952		RidgeWorth Seix High Yield Fund - Class I	10,148,519
714,131		SEI Institutional Managed Trust - High Yield Bond Fund - Class I	5,477,388
1,127,735		Western Asset Global High Yield Bond Fund - Class I	8,277,574
608,542		Western Asset High Yield Fund - Institutional Class	5,531,643
1,907,492		Western Asset Short Duration High Income Fund - Class I	12,398,700
		TOTAL MUTUAL FUNDS (Cost - $240,480,937)	244,852,802

		EXCHANGE TRADED FUNDS - 15.6%
		DEBT FUNDS - 15.6%
153,992		iShares iBoxx $ High Yield Corporate Bond Fund ETF	14,535,305
56,685		Peritus High Yield ETF	2,981,631
67,647		PIMCO 0-5 Year High Yield Corporate Bond Index Fund ETF	7,211,847
352,635		SPDR Barclays High Yield Bond Fund ETF	14,567,352
233,170		SPDR Barclays Short Term High Yield Bond Fund ETF	7,216,611
		TOTAL EXCHANGE TRADED FUNDS (Cost - $46,106,260)	46,512,746

		SHORT-TERM INVESTMENTS - 2.3%
		MONEY MARKET FUNDS - 2.3%
627,430		BlackRock Cash Funds Institutional Class, 0.10% *	627,430
623,338		Daily Income Fund - US Government Portfolio - Fiduciary Class, 0.01% *	623,338
623,248		Dreyfus Treasury Prime Cash Management - Institutional, 0.00% *	623,248
91		Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% *	91
4,430,164		Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.05% *	4,430,164
623,510		AIM-STIT-Government & Agency Portfolio - Institutional, 0.02% *	623,510
0	^	Western Asset Institutional Liquid Reserves, 0.06% *	0
		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,927,781)	6,927,781

		TOTAL INVESTMENTS - 99.8% (Cost - $293,514,978) (a)	$ 298,293,329
		OTHER ASSETS LESS LIABILITIES - 0.2%	604,864
		NET ASSETS - 100.0%	$ 298,898,193

*		Money market fund; interest rate reflects effective yield on March 31, 2014.
^		Amount of shares is less than 1.
		ETF - Exchange Traded Fund
(a)		Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $293,520,311
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,846,393
		Unrealized depreciation	(73,375)
		Net unrealized appreciation	$ 4,773,018

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 1.9%
7,552	Lockheed Martin Corp.	$ 1,232,788

	AGRICULTURE - 7.8%
33,771	Altria Group, Inc.	1,264,049
23,662	Lorillard, Inc.	1,279,641
15,361	Philip Morris International, Inc.	1,257,605
22,582	Reynolds American, Inc.	1,206,330
		5,007,625
	BANKS - 4.0%
31,899	BB&T Corp.	1,281,383
25,886	Wells Fargo & Co.	1,287,570
		2,568,953
	CHEMICALS - 3.8%
25,224	Dow Chemical Co.	1,225,634
18,656	El du Pont de Nemours & Co.	1,251,818
		2,477,452
	COMMERCIAL SERVICES - 1.9%
44,755	Iron Mountain, Inc.	1,233,895

	COMPUTERS - 2.1%
24,467	Seagate Technology PLC	1,374,067

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
35,534	Invesco Ltd.	1,314,758

	ELECTRIC - 10.0%
19,001	Entergy Corp.	1,270,217
40,056	Exelon Corp.	1,344,279
39,084	FirstEnergy Corp.	1,330,029
60,635	Pepco Holdings, Inc.	1,241,805
72,489	TECO Energy, Inc.	1,243,186
		6,429,516
	ELECTRONICS - 2.0%
23,505	Garmin Ltd.	1,298,886

	ENVIRONMENTAL CONTROL - 2.0%
30,068	Waste Management, Inc.	1,264,961

	FOOD - 1.9%
22,120	Kraft Foods Group, Inc.	1,240,932

	HEALTHCARE PRODUCTS - 2.1%
18,450	Baxter International, Inc.	1,357,551

	INSURANCE - 2.0%
25,945	Cincinnati Financial Corp.	1,262,484

	IRON/STEEL - 2.0%
25,302	Nucor Corp.	1,278,763

	MEDIA - 1.9%
72,266	Cablevision Systems Corp.	1,219,127

	MINING - 3.7%
39,509	Freeport McMoran Copper & Gold, Inc.	1,306,563
46,882	Newmont Mining Corp.	1,098,914
		2,405,477
	MISCELLANEOUS MANUFACTURING - 3.9%
48,873	General Electric Co.	1,265,322
38,991	Leggett & Platt, Inc.	1,272,666
		2,537,988
Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Value
	OFFICE/BUSINESS EQUIPMENT - 2.0%
48,596	Pitney Bowes, Inc.	$ 1,263,010

	OIL & GAS - 4.1%
18,422	ConocoPhilips	1,295,988
27,761	Diamond Offshore Drilling, Inc.	1,353,626
		2,649,614
	PHARMACEUTICALS - 7.7%
23,961	AbbVie, Inc.	1,231,595
20,842	Eli Lilly & Co.	1,226,760
22,029	Merck & Co., Inc.	1,250,586
39,298	Pfizer, Inc.	1,262,252
		4,971,193
	PIPELINES - 5.8%
38,712	Kinder Morgan, Inc.	1,257,753
33,550	Spectra Energy Corp.	1,239,337
29,635	Williams Cos., Inc.	1,202,588
		3,699,678
	RETAIL - 3.9%
24,933	Darden Restaurants, Inc.	1,265,599
12,574	McDonald's Corp.	1,232,629
		2,498,228
	SAVINGS & LOANS - 2.0%
85,164	People's United Financial, Inc.	1,266,389

	SEMICONDUCTORS - 4.0%
50,088	Intel Corp.	1,292,771
26,635	Microchip Technology, Inc.	1,272,088
		2,564,859
	SOFTWARE - 3.8%
38,983	CA, Inc.	1,207,303
29,344	Paychex, Inc.	1,250,054
		2,457,357
	TELECOMUNICATIONS - 10.2%
37,768	AT&T, Inc.	1,324,524
40,078	CenturyLink, Inc.	1,316,162
246,459	Frontier Communications Corp.	1,404,816
26,631	Verizon Communications, Inc.	1,266,837
148,600	Windstream Holdings, Inc.	1,224,464
		6,536,803

	TOTAL COMMON STOCK (Cost - $60,883,006)	63,412,354

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
1,547,008	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.05% *	1,547,008
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,547,008)

	TOTAL INVESTMENTS - 100.9% (Cost - $62,430,014) (a)	$ 64,959,362
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %	(587,193)
	NET ASSETS - 100.0%	$ 64,372,169

*	Money market fund; interest rate reflects effective yield on March 31, 2014.
	PLC - Public Limited Company
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,430,014
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,945,018
	Unrealized depreciation	(415,670)
	Net unrealized appreciation	$ 2,529,348

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 244,852,802	$ -	$ -	$ 244,852,802
Exchange Traded Funds	46,512,746	-	-	46,512,746
Money Market Funds	6,927,781	-	-	6,927,781
Total	$ 298,293,329	$ -	$ -	$ 298,293,329
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 63,412,354	$ -	$ -	$ 63,412,354
Money Market Fund	1,547,008	-	-	1,547,008
Total	$ 64,959,362	$ -	$ -	$ 64,959,362
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/29/2014